Land, furniture and equipment - Net:	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
  Note 7 - Land, furniture and equipment - Net:

At December 31, 2016 and 2017, the land furniture and equipment are made up as follows:

											Foreign
					Disposals				Business		currency				Disposals
	12/31/2015		Additions		transfers		12/31/2016		acquisition		translation		Additions		transfers		12/31/2017

Land	Ps	302,050					Ps	302,050	Ps	290	Ps	7					Ps	302,347
Furniture &;
equipment		55,480	Ps	5,008	Ps	(487)		60,001		8,801		380	Ps	5,852	Ps	(2,326)		72,708
Machinery &;
equipment										54,723		2,843		7,817				65,383
Computer
equipment										12,231		464		2,872				15,567
Transport
equipment										18,980		975		958				20,913
Improvements to
leased premises										42,532		2,384						44,916
Accumulated
Depreciation		(35,617)		(3,822)		487		(38,952)						(22,903)		2,326		(59,529)

		321,913		1,186				323,099		137,557		7,053		(5,404)				462,305

Equipment in transit										1,772		92		9,069				10,933

	Ps	321,913	Ps	1,186	Ps		Ps	323,099	Ps	139,329	Ps	7,145	Ps	3,665	Ps		Ps	473,238

The depreciation expense for 2017 consolidated was Ps.22,903 (Ps.4006 and Ps.3,822 in 2015 and 2016, respectively), including the depreciation of Aerostar for the period of June 1 to December 31, 2017 of Ps.20,697 and the depreciation of Airplan for the period from October 19 to December 31, 2017 of Ps.175 and which has been charged in aeronautical and non-aeronautical services costs, and administrative expenses.